COST OF REVENUES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
COST OF REVENUES
VAT and business tax	$ 45,674	276,497	169,283	90,215
Bandwidth costs	113,261	685,650	524,623	324,682
Depreciation of servers and other equipment	16,910	102,367	68,569	39,052
Content costs	235,048	1,422,907	737,061	243,388
Total	$ 410,893	2,487,421	1,499,536	697,337